Provision for Employee Benefits	12 Months Ended
Sep. 30, 2023
Disclosure of employee benefits [Abstract]
Provision for Employee Benefits
18.
PROVISION FOR EMPLOYEE BENEFITS

The Company has two non-contributory pension plans: a plan for compensating employees with significant years of service (“Jubilee plan”) and defined benefit plans associated with Predecessor shareholders (“Defined benefit plans”). These plans have no minimum funding requirements and no asset ceilings. In both Successor and Predecessor periods, the Company has not made any contributions and is not expected to contribute to these plans.

The provision for employee benefits relates to certain pension entitlements of former employees which are calculated based on actuarial principles. The Defined benefit plans were not assumed or acquired and therefore relate only to the Predecessor and are not part of the Successor. The Jubilee plan provisions relate to both the Predecessor and the Successor.

The Jubilee plan requires milestone payments to employees based on years of service for each employee and are paid out in the same year as they are awarded. The Defined benefit plans are based on years of service for Predecessor shareholders and are paid out with a weighted average duration of 10.82 for the period ended April 30, 2021 with the exception of one plan that is frozen and expected to be paid out August 2031.

The components of amounts recognized in the consolidated statements of comprehensive income were as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	September 30, 2021	Period from October 1, 2020 through April 30, 2021
	Jubilee plan	Jubilee plan	Jubilee plan	Defined benefit plans	Jubilee plan
Current service cost	556	145	171	—	178
Interest on pension liability	56	11	3	32	4
Amounts recognized in comprehensive income	612	156	174	32	182

Details of the employee benefits obligations were as follows:

	September 30, 2023	September 30, 2022
	Jubilee plan	Jubilee plan
Present value of obligations	2,716	2,374
Fair value of plan assets	—	—
Net defined liability recognized	2,716	2,374

Details of changes in the present value of defined benefit obligations are as follows:

	Successor
	September 30, 2023	September 30, 2022
	Jubilee plan	Jubilee plan
Defined benefit obligations at the beginning of the year/period	2,374	2,480
Current service cost	557	145
Interest on defined obligations	56	11
Re-measurements recognized in other comprehensive income:	—	—
Actuarial loss/(gain) due to change in financial assumptions	—	—
Actuarial loss/(gain) due to demographic assumptions	—	—
Actuarial loss/(gain) due to experience changes	—	—
Benefits paid	(271)	(262)
Defined benefit obligations at the end of the year/period	2,716	2,374

The actuarial assumptions used in accounting for the defined benefit plans are as follows:

	Successor			Predecessor
	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	Jubilee plan	Jubilee plan	Jubilee plan	Defined benefit plans	Jubilee plan
Discount rate	4.0%	2.5%	0.4%	0.6%	0.3%
Rate of compensation increase	0.0%	0.0%	0.0%	1.5%-2.5%	0.0%

A sensitivity analysis for the assumptions of the Jubilee plan is as follows:

	September 30, 2023	September 30, 2022
	Jubilee plan	Jubilee plan
Discount rate - 100 basis points	2,453	2,493
Discount rate + 100 basis points	2,761	2,207